General and administrative expenses - Summary of general and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits:
Salaries	₩ 3,522,053	₩ 3,316,503	₩ 3,247,162
Defined contribution	40,817	37,745	35,679
Defined benefit	143,751	114,943	109,444
PostemploymentBenefitExpenseDefinedBenefitPlans	184,568	152,688	145,123
Termination benefits	279,693	235,330	197,184
Subtotal	3,986,314	3,704,521	3,589,469
Entertainment	48,345	46,903	46,050
Depreciation	541,607	535,571	514,100
Amortization	308,321	279,095	225,900
Taxes and utility bills	316,925	272,018	245,723
Advertising	319,845	315,281	285,495
Research	27,341	23,917	21,494
Others	853,802	938,934	967,106
General and administrative expenses	₩ 6,402,500	₩ 6,116,240	₩ 5,895,337